Average Annual Total Returns (Vanguard Total International Bond Index Fund Participant)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)
Vanguard Total International Bond Index Fund
Vanguard Total International Bond Index Fund - Investor Shares
11/1/2013 - 10/31/2014

Average Annual Returns for Periods Ended December 31, 2014
One Year	8.83%	9.14%
Since Inception	5.36%	5.75%